Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of September 2011

Collection Period Start	1-Sep-11	Distribution Date	17-Oct-11
Collection Period End	30-Sep-11	30/360 Days	30
Beg. of Interest Period	15-Sep-11	Actual/360 Days	32
End of Interest Period	17-Oct-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	494,142,539.17	463,276,402.00	0.4889109
Total Securities		947,568,199.56	494,142,539.17	463,276,402.00	0.4889109
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.390000%	256,000,000.00	246,574,339.61	215,708,202.44	0.8426102
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	30,866,137.17	285,615.28	120.5708483	1.1156847
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	30,866,137.17	352,698.61

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,496,635.67
Monthly Interest				3,226,357.31
Total Monthly Payments				9,722,992.98

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				287,042.21
Aggregate Sales Proceeds Advance				5,951,834.88
Total Advances				6,238,877.09

Vehicle Disposition Proceeds:
Reallocation Payments				12,544,770.23
Repurchase Payments				198,912.23
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,332,717.61
Excess Wear and Tear and Excess Mileage				77,471.40
Remaining Payoffs				0.00
Net Insurance Proceeds				418,089.01
Residual Value Surplus				766,064.13
Total Collections				41,299,894.68

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,492,163.06			658
Involuntary Repossession	121,402.00			9
Voluntary Repossession	170,323.00			10
Full Termination	748,849.17			50
Bankruptcy	12,033.00			1
Insurance Payoff		414,733.65		21
Customer Payoff			56,386.15	4
Grounding Dealer Payoff			8,529,836.26	453
Dealer Purchase			2,513,991.27	121
Total	12,544,770.23	414,733.65	11,100,213.68	1,327

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of September 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	27,345	540,972,211.45	6.00000%	494,142,539.17
Total Depreciation Received		(7,442,589.25)		(7,287,552.92)
Principal Amount of Gross Losses	(40)	(771,689.90)		(714,073.30)
Repurchase / Reallocation	(14)	(227,227.10)		(198,912.23)
Early Terminations	(511)	(10,051,371.74)		(8,686,138.46)
Scheduled Terminations	(822)	(15,515,195.59)		(13,979,460.26)
Pool Balance - End of Period	25,958	506,964,137.87	6.00000%	463,276,402.00

Remaining Pool Balance
Lease Payment				103,315,283.76
Residual Value				359,961,118.24
Total				463,276,402.00

III. DISTRIBUTIONS

Total Collections					41,299,894.68
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					41,299,894.68

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					290,367.79
3. Reimbursement of Sales Proceeds Advance					5,070,794.76
4. Servicing Fee:
Servicing Fee Due					411,785.45
Servicing Fee Paid					411,785.45
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,772,948.00

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					285,615.28

Class A-3 Notes Monthly Interest Paid					285,615.28
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of September 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	352,698.61
Total Note and Certificate Monthly Interest Paid	352,698.61
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,174,248.07

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	30,866,137.17

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	30,866,137.17
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,308,110.90

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of September 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,308,110.90
Gross Reserve Account Balance		18,521,633.90
Remaining Available Collections Released to Seller		4,308,110.90
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		8.35
Monthly Prepayment Speed		104%
Lifetime Prepayment Speed		59%

	$	units
Recoveries of Defaulted and Casualty Receivables	798,885.17
Securitization Value of Defaulted Receivables and Casualty Receivables	714,073.30	40
Aggregate Defaulted and Casualty Gain (Loss)	84,811.87
Pool Balance at Beginning of Collection Period	494,142,539.17
Net Loss Ratio	0.0172%

Cumulative Net Losses for all Periods	0.0601%	569,823.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,037,497.62	171
61-90 Days Delinquent	454,497.70	24
91-120+ Days Delinquent	234,142.25	13
Total Delinquent Receivables:	3,726,137.57	208
60+ Days Delinquencies as Percentage of Receivables	0.14%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	12,241,012.23	707
Securitization Value	11,953,104.64
Aggregate Residual Gain (Loss)	287,907.59

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	128,132,717.17	7,816
Cumulative Securitization Value	116,821,018.70
Cumulative Residual Gain (Loss)	11,311,698.47

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		6,214,350.50
Reimbursement of Outstanding Advance		5,070,794.76
Additional Advances for current period		5,951,834.88
Ending Balance of Residual Advance		7,095,390.62

Beginning Balance of Payment Advance		695,761.99
Reimbursement of Outstanding Payment Advance		290,367.79
Additional Payment Advances for current period		287,042.21
Ending Balance of Payment Advance		692,436.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of September 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No